Nature of business and organization	6 Months Ended
Dec. 31, 2025
Nature of business and organization
Nature of business and organization

BIT ORIGIN LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS FLOWS

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”) is a company incorporated on January 23, 2018 under the laws of the Cayman Islands. Bit Origin holds all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd. (“SonicHash Singapore”), SonicHash LLC (“SonicHash US”) and Bit Origin Pte. Ltd. (“Bit Origin Singapore”), and holds 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore, which was struck off on September 4, 2024. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. Sonic Auspice was formed by a third party under the laws of the State of Delaware on November 30, 2023. The Company purchased 55% of total interests of Sonic Auspice from the third party at a purchase price of $750 on December 7, 2023. On June 26, 2025, the Company formed Bit Origin Singapore, a company incorporated under the laws of Singapore.

Business overview

The Company and its subsidiaries (“the Group”) is focused on the cryptocurrency related operations and management. The Group started Bitcoin mining business in May 2022. In December 2023, the Group temporarily suspended the Bitcoin mining operations due to the high operating costs in the United States (the “U.S.”). Starting from June 2024, Bit Origin directly enters into the purchase and sale of miners under a sales representative arrangement to support its treasury and operational activities. The Group did not generate any Bitcoin mining revenue or sale of miners revenue during the six months ended December 31, 2025 and 2024. In July 2025, the Group introduced a dedicated Dogecoin treasury program to advance its strategic development.

Consolidation scope

The accompanying unaudited condensed consolidated financial statements reflect the activities of Bit Origin and each of the following entities as of December 31, 2025:

Name	Background	Ownership
SonicHash Canada	· A Canada company
	· It was established to explore potential mining site operation opportunities but has not commenced any business operations as of the date of this report	100% owned by Bit Origin
SonicHash US	· A U.S. company of the State of Delaware
	· It operates the Bitcoin mining business	100% owned by Bit Origin
Sonic Auspice	· A U.S. company of the State of Delaware

·       It was established to explore potential mining site operation opportunities but has not commenced any business operations but has undertaken limited financing and investment activities to third parties as of the date of this report

55% owned by Bit Origin
Bit Origin Singapore	· A Singapore company
	· It was established to engage in venture capital investment activities in the cryptocurrency industry but has not commenced any business operations as of the date of this report	100% owned by Bit Origin

Liquidity and going concern

In assessing the Group’s liquidity, management monitors and analyzes the cash on-hand and its operating expenditure commitments. The Group’s primary liquidity needs are to meet its working capital requirements and operating expenses obligations for the next twelve months from the issuance date of these unaudited condensed consolidated financial statements.

For the six months ended December 31, 2025 and 2024, the Group incurred net losses of $8,639,336 and $2,819,073, respectively, with net cash used in operating activities of $2,087,601 and $2,925,202, respectively. As of December 31, 2025 and June 30, 2025, accumulated deficit amounted to $106,648,626 and $88,265,410, respectively. As of December 31, 2025, the Group only had a cash balance of $484,970. These conditions, particularly the recurring losses from operations and the low cash balance as of the balance sheet date, raised substantial doubt about the Group’s ability to continue as a going concern for a period of twelve-month after the date these unaudited condensed consolidated financial statements are issued.

To address these conditions, management has developed and executed the following measures.

●	On July 13, 2025, the Company entered into an equity purchase facility agreement (“EPFA”) with an accredited investor, committing the investor to purchase up to $400,000,000 in newly issued Class A Ordinary Shares over a term expiring in August 2028. The EPFA specifies the pricing formula for share advances, based on a discount to the applicable market price. Relatedly, the Company entered into a Registration Rights Agreement requiring the Company to pay partial liquidated damages if the registration of the Advance Shares is not timely completed. As of December 31, 2025, the equity purchase facility remained unchanged.
●	On April 16, 2026, the Company entered into a new securities purchase agreement for up to $5,000,000 convertible notes convertible into Class A Ordinary Shares. An initial tranche of $500,000 notes maturing April 16, 2030 was issued on the same date with an initial conversion price of $2.76 per share. Net proceeds will be used for general corporate and working capital purposes.
●	Management is focused on optimizing the Group’s cost structure by streamlining the corporate hierarchy and overall business processes. This strategic focus on operational efficiencies is expected to result in a sustainable reduction in operating expenses, thereby increasing its liquidity period.
●	Management is actively building and managing a Dogecoin treasury as part of the Group’s digital-asset strategy. The Group holds this treasury as a source of liquidity that management may monetize through sales of Dogecoin when market conditions are favorable, thereby generating cash inflows to support working capital. Other than the Dogecoins acquired with the proceeds of the Group’s convertible debentures, which is subject to the contractual transfer restrictions described in Note 3, the treasury requires no significant capital commitments. Additional information regarding the Group’s broader Dogecoin ecosystem strategy is included in the Group’s annual report on Form 20-F for the year ended June 30, 2025.

Management believes that the successful execution of these plans, in particular the Group’s ability to issue additional Class A Ordinary Shares under the $400,000,000 EPFA equity purchase facility, together with the convertible notes issued in April 2026 and the planned reduction in operating expenses, will provide sufficient liquidity to meet its obligations and fund operations for at least one year from the date these unaudited condensed consolidated financial statements are issued. Accordingly, after considering these plans, which management believes are probable of being effectively implemented and of mitigating the conditions that initially raised substantial doubt, management has concluded that the substantial doubt about the Group’s ability to continue as a going concern has been alleviated.